SCHEDULE OF DETAILS OF THE COMPANY AND ITS SUBSIDIARIES (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Plutus Financial Group Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	January 12, 2022
Place of incorporation	Cayman Islands
Principal activities	Investment holding
Plutus Investment Holdings Group Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	February 8, 2022
Place of incorporation	The British Virgin Islands
Principal activities	Investment holding
Percentage of effective ownership	100.00%	100.00%
Plutus Investment Holdings International Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	February 8, 2022
Place of incorporation	The British Virgin Islands
Principal activities	Investment holding
Percentage of effective ownership	100.00%	100.00%
Plutus Securities Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	April 20, 2018
Place of incorporation	Hong Kong
Principal activities	Securities dealings and brokerage, underwriting and placing services
Percentage of effective ownership	100.00%	100.00%
Plutus Asset Management Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	April 20, 2018
Place of incorporation	Hong Kong
Principal activities	Asset management
Percentage of effective ownership	100.00%	100.00%
Plutus Asset Management Cayman Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	August 30, 2018
Place of incorporation	Cayman Islands
Principal activities	Investment holding
Percentage of effective ownership	100.00%	100.00%
One Promise Investment Immigration Consulting Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	March 4, 2019
Place of incorporation	Hong Kong
Principal activities	Investment holding
Percentage of effective ownership	100.00%	100.00%
Plutus Financial Holdings Limited One [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	February 11, 2019
Place of incorporation	The British Virgin Islands
Principal activities	Investment holding
Percentage of effective ownership	100.00%	100.00%
Plutus Financial Investment Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	May 29, 2023
Place of incorporation	Hong Kong
Principal activities	Investment holding
Percentage of effective ownership	100.00%	100.00%
Plutus and Guardians Capital Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	January 10, 2020
Place of incorporation	The British Virgin Islands
Principal activities	Investment holding
Percentage of effective ownership	100.00%
Plutus and Guardians Capital Limited One [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	February 25, 2020
Place of incorporation	Hong Kong
Principal activities	Lending business
Percentage of effective ownership	100.00%
Coders Merger Sub Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	July 8, 2025
Place of incorporation	Cayman Islands
Principal activities	Dormant
Percentage of effective ownership	100.00%